July 29, 2022

Supplement

SUPPLEMENT DATED JULY 29, 2022 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
INCOME PLUS PORTFOLIO (the "Fund")
CLASS X
Dated April 29, 2022

Effective July 31, 2022, Stella Ma will begin serving as a portfolio manager of the Fund.

Accordingly, the section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Joseph Mehlman	Managing Director	November 2008
Angie Salam	Executive Director	July 2021
Stella Ma	Vice President	July 2022

In addition, the second and third paragraphs in the section of the Prospectus entitled "Fund Details—Fund Management" are hereby deleted and replaced with the following:

The Fund is managed by members of the Fixed Income team. The team consists of portfolio managers and analysts. The current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Joseph Mehlman, Angie Salam and Stella Ma.

Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Ms. Salam has been associated with the Adviser in an investment management capacity since 2019. Ms. Ma has been associated with the Adviser in an investment management capacity since 2016.

Please retain this supplement for future reference.

July 29, 2021

Supplement

SUPPLEMENT DATED JULY 29, 2021 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
INCOME PLUS PORTFOLIO (the "Fund")
CLASS Y
Dated April 29, 2022

Effective July 31, 2022, Stella Ma will begin serving as a portfolio manager of the Fund.

Accordingly, the section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Joseph Mehlman	Managing Director	November 2008
Angie Salam	Executive Director	July 2021
Stella Ma	Vice President	July 2022

In addition, the second and third paragraphs in the section of the Prospectus entitled "Fund Details—Fund Management" are hereby deleted and replaced with the following:

The Fund is managed by members of the Fixed Income team. The team consists of portfolio managers and analysts. The current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Joseph Mehlman, Angie Salam and Stella Ma.

Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Ms. Salam has been associated with the Adviser in an investment management capacity since 2019. Ms. Ma has been associated with the Adviser in an investment management capacity since 2016.

Please retain this supplement for future reference.

July 29, 2022

Supplement

SUPPLEMENT DATED JULY 29, 2022 TO THE STATEMENT OF
ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
INCOME PLUS PORTFOLIO
(the "Fund")
CLASS X AND CLASS Y
Dated April 29, 2022

Effective July 31, 2022, Stella Ma will begin serving as a portfolio manager of the Fund.

Accordingly, the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Fund Management—Other Accounts Managed by Portfolio Managers as of December 31, 2021 (unless otherwise indicated)" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Corporate Bond
Joseph Mehlman*	3	$2.1 billion	25	$4.5 billion	42	$10.8 billion(1)
Angie Salam*	1	$56.4 million	8	$1.4 billion	4	$707.2 million
Stella Ma*	0	$0	0	$0	0	$0

*  As of May 31, 2022.

(1)  Of these other accounts, three accounts with a total of approximately $1.7 billion in assets had performance-based fees

In addition, the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Fund Management—Securities Ownership of Portfolio Managers" is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Income Plus
Joseph Mehlman**	None*
Angie Salam**	None*
Stella Ma	None

*  Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

**  As of May 31, 2022.

Please retain this supplement for future reference.